Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair values of financial assets and liabilities - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	$ 66,164	$ 11,523
Short-term deposits		29,243
Amounts receivable and prepaid expenses	9,513	5,229
Investment in marketable securities	3,295	3,367
Convertible notes receivable	647	606
Long-term receivables	51,620	13,038
Total assets	131,239	63,006
Liabilities
Accounts payable and accrued liabilities	59,092	12,165
Secured note	220,660
Total liabilities	279,752	12,165
Carrying Amount [Member]
Assets
Cash and cash equivalents	66,164	11,523
Short-term deposits		29,243
Amounts receivable and prepaid expenses	9,513	5,229
Investment in marketable securities	3,295	3,367
Convertible notes receivable	647	606
Long-term receivables	51,620	13,038
Total assets	131,239	63,006
Liabilities
Accounts payable and accrued liabilities	59,092	12,165
Secured note	220,660
Total liabilities	279,752	12,165
Level 1 [Member]
Assets
Cash and cash equivalents	66,164	11,523
Short-term deposits		29,243
Amounts receivable and prepaid expenses	9,513	5,229
Investment in marketable securities	3,295	3,367
Convertible notes receivable
Long-term receivables	51,620	13,038
Total assets	130,592	62,400
Liabilities
Accounts payable and accrued liabilities	59,092	12,165
Secured note
Total liabilities	59,092	12,165
Level 2 [Member]
Assets
Cash and cash equivalents
Short-term deposits
Amounts receivable and prepaid expenses
Investment in marketable securities
Convertible notes receivable
Long-term receivables
Total assets
Liabilities
Accounts payable and accrued liabilities
Secured note
Total liabilities
Level 3 [Member]
Assets
Cash and cash equivalents
Short-term deposits
Amounts receivable and prepaid expenses
Investment in marketable securities
Convertible notes receivable	647	606
Long-term receivables
Total assets	647	606
Liabilities
Accounts payable and accrued liabilities
Secured note	220,660
Total liabilities	$ 220,660